Accounts Receivable	12 Months Ended
Dec. 31, 2013
Accounts Receivable [Abstract]
Accounts Receivable

Note 5 – Accounts Receivable

	December 31,
	2013	2012

Billed utility revenue	$56,569	$53,173
Unbilled utility revenue	33,624	33,590
Other	9,593	10,479
	99,786	97,242
Less allowance for doubtful accounts	4,430	4,321
Net accounts receivable	$95,356	$92,921

The Company’s utility customers are located principally in the following states: 47% in Pennsylvania, 16% in Ohio, 10% in North Carolina, 8% in Texas, and 7% in Illinois.  No single customer accounted for more than one percent of the Company's regulated operating revenues during the years ended December 31, 2013, 2012, and 2011.  The following table summarizes the changes in the Company’s allowance for doubtful accounts:

	2013	2012	2011

Balance at January 1,	$4,321	$4,485	$4,367
Amounts charged to expense	4,712	4,805	4,854
Accounts written off	(5,897)	(5,939)	(5,780)
Recoveries of accounts written off	1,294	970	1,044
Balance at December 31,	$4,430	$4,321	$4,485